UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549
FORM N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES
Investment Company Act file number 811-21924
Oppenheimer Transition 2030 Fund
(Exact name of registrant as specified in charter)
6803 South Tucson Way, Centennial, Colorado 80112-3924
(Address of principal executive offices) (Zip code)
Robert G. Zack, Esq.
OppenheimerFunds, Inc.
Two World Financial Center, New York, New York 10281-1008
(Name and address of agent for service)
Registrant’s telephone number, including area code: (303) 768-3200
Date of fiscal year end: February 28
Date of reporting period: 8/31/2011

Item 1. Reports to Stockholders.

August 31, 2011

Oppenheimer

Transition 2030 Fund

Management Commentary and Semiannual Report

MANAGEMENT COMMENTARY

An Interview with Your Fund's Portfolio Managers

SEMIANNUAL REPORT

Listing of Top Holdings

Financial Statements

OppenheimerFunds®

The Right Way to Invest

TOP HOLDINGS AND ALLOCATIONS

Top Ten Holdings

Oppenheimer Value Fund, Cl. Y	22.9%

Oppenheimer International Growth Fund, Cl. Y	20.9

Oppenheimer Capital Appreciation Fund, Cl. Y	16.8

Oppenheimer Quest International Value Fund, Cl. Y	8.9

Oppenheimer Core Bond Fund, Cl. Y	6.2

Oppenheimer Main Street Small- & Mid-Cap Fund, Cl. Y	6.1

Oppenheimer Developing Markets Fund, Cl. Y	5.7

Oppenheimer Limited-Term Government Fund, Cl. Y	4.3

Oppenheimer International Bond Fund, Cl. Y	4.1

Oppenheimer International Small Company Fund, Cl. Y	2.0
Portfolio holdings and allocations are subject to change. Percentages are as of August 31, 2011, and are based on net assets. For more current Top 10 Fund holdings, please visit oppenheimerfunds.com.
Asset Class Allocation
Portfolio holdings and allocations are subject to change. Percentages are as of August 31, 2011, and are based on the total market value of investments.
8 | OPPENHEIMER TRANSITION 2030 FUND

NOTES
The Fund’s total returns include changes in share price, reinvestment of dividends and capital gains distributions, and do not reflect the deduction of income taxes on an individual’s investment. Cumulative total returns are not annualized. Taxes may reduce your actual investment returns on income or gains paid by the Fund or any gains you may realize if you sell your shares.
Investors should consider the Fund’s investment objectives, risks, expenses and other charges carefully before investing. The Fund’s prospectus and, if available, the Fund’s summary prospectus contain this and other information about the Fund, and may be obtained by asking your financial advisor, calling us at 1.800.525.7048 or visiting our website at oppenheimerfunds.com. Read the prospectus and, if available, the summary prospectus carefully before investing.
The Fund’s investment strategy and focus can change over time. The mention of specific fund holdings does not constitute a recommendation by OppenheimerFunds, Inc.
Class A shares of the Fund were first publicly offered on 12/15/06. Class A returns include the current maximum initial sales charge of 5.75%.
Class B shares of the Fund were first publicly offered on 12/15/06. Class B returns include the applicable contingent deferred sales charge of 5% (1-year) and 2% (since inception). Class B shares are subject to an annual 0.75% asset-based sales charge.
Class C shares of the Fund were first publicly offered on 12/15/06. Class C returns include the contingent deferred sales charge of 1% for the 1-year period. Class C shares are subject to an annual 0.75% asset-based sales charge.
Class N shares of the Fund were first publicly offered on 12/15/06. Class N shares are offered only through retirement plans. Unless otherwise noted, Class N returns include the contingent deferred sales charge of 1% for the 1-year period. Class N shares are subject to an annual 0.25% asset-based sales charge.
Class Y shares of the Fund were first publicly offered on 12/15/06. Class Y shares are offered only to fee-based clients of dealers that have a special agreement with the Distributor, to certain institutional investors under a special agreement with the Distributor, and to present or former officers, directors, trustees and employees (and their eligible family members) of the Fund, the Manager, its affiliates, its parent company and the subsidiaries of its parent company, and retirement plans established for the benefit of such individuals. There is no sales charge for Class Y shares.
An explanation of the calculation of performance is in the Fund’s Statement of Additional Information.
9 | OPPENHEIMER TRANSITION 2030 FUND

FUND EXPENSES
Fund Expenses. As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments, contingent deferred sales charges on redemptions and (2) ongoing costs, including distribution and service fees; and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.
The examples are based on an investment of $1,000.00 invested at the beginning of the period and held for the entire 6-month period ended August 31, 2011.
Actual Expenses. The first section of the table provides information about actual account values and actual expenses. You may use the information in this section for the class of shares you hold, together with the amount you invested, to estimate the expense that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600.00 account value divided by $1,000.00 = 8.60), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes. The second section of the table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio for each class of shares, and an assumed rate of return of 5% per year for each class before expenses, which is not the actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example for the class of shares you hold with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as front-end or contingent deferred sales charges (loads), or a $12.00 fee imposed annually on accounts valued at less than $500.00 (subject to exceptions described in the Statement of Additional Information). Therefore, the “hypothetical” section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.
10 | OPPENHEIMER TRANSITION 2030 FUND

	Beginning	Ending	Expenses
	Account	Account	Paid During
	Value	Value	6 Months Ended
Actual	March 1, 2011	August 31, 2011	August 31, 2011

Class A	$1,000.00	$936.20	$2.49

Class B	1,000.00	932.70	6.60

Class C	1,000.00	932.80	6.26

Class N	1,000.00	934.90	3.47

Class Y	1,000.00	938.90	0.20

Hypothetical
(5% return before expenses)

Class A	1,000.00	1,022.63	2.60

Class B	1,000.00	1,018.40	6.89

Class C	1,000.00	1,018.75	6.53

Class N	1,000.00	1,021.63	3.62

Class Y	1,000.00	1,025.00	0.20
Expenses are equal to the Fund’s annualized expense ratio for that class, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period). Those annualized expense ratios, excluding the indirect expenses incurred through the Fund’s investments in the underlying funds, based on the 6-month period ended August 31, 2011 are as follows:

Class	Expense Ratios

Class A	0.51%

Class B	1.35

Class C	1.28

Class N	0.71

Class Y	0.04
The “Financial Highlights” tables in the Fund’s financial statements, included in this report, also show the gross expense ratios, without such waivers or reimbursements and reduction to custodian expenses, if applicable.
11 | OPPENHEIMER TRANSITION 2030 FUND

STATEMENT OF INVESTMENTS August 31, 2011 / Unaudited

	Shares	Value

Investment Companies—99.9%[1]

Fixed Income Funds—15.5%
Oppenheimer Champion Income Fund, Cl. Y	735,666	$1,331,555

Oppenheimer Core Bond Fund, Cl. Y	1,358,059	8,976,770

Oppenheimer International Bond Fund, Cl. Y	886,508	6,001,661

Oppenheimer Limited-Term Government Fund, Cl. Y	663,459	6,209,980

		22,519,966

Global Equity Funds—37.5%
Oppenheimer Developing Markets Fund, Cl. Y	252,227	8,285,662

Oppenheimer International Growth Fund, Cl. Y	1,088,360	30,321,719

Oppenheimer International Small Company Fund, Cl. Y	133,056	2,901,945

Oppenheimer Quest International Value Fund, Cl. Y	873,658	12,886,459

		54,395,785

Money Market Fund—1.0%
Oppenheimer Institutional Money Market Fund, Cl. E, 0.14%[2]	1,427,350	1,427,350

U.S. Equity Funds—45.9%
Oppenheimer Capital Appreciation Fund, Cl. Y3	544,175	24,324,641

Oppenheimer Main Street Small- & Mid-Cap Fund, Cl. Y	438,495	8,897,064

Oppenheimer Value Fund, Cl. Y	1,580,052	33,260,103

		66,481,808

Total Investments, at Value (Cost $128,938,267)	99.9%	144,824,909

Other Assets Net of Liabilities	0.1	136,006

Net Assets	100.0%	$144,960,915

Footnotes to Statement of Investments

1.	Is or was an affiliate, as defined in the Investment Company Act of 1940, at or during the period ended August 31, 2011, by virtue of the Fund owning at least 5% of the voting securities of the issuer or as a result of the Fund and the issuer having the same investment adviser. Transactions during the period in which the issuer was an affiliate are as follows:

	Shares			Shares
	February 28,	Gross	Gross	August 31,
	2011	Additions	Reductions	2011

Oppenheimer Capital Appreciation Fund, Cl. Y	495,472	64,804	16,101	544,175
Oppenheimer Champion Income Fund, Cl. Y	590,748	161,420	16,502	735,666
Oppenheimer Core Bond Fund, Cl. Y	1,173,506	254,606	70,053	1,358,059
Oppenheimer Developing Markets Fund, Cl. Y	230,297	29,700	7,770	252,227
Oppenheimer Institutional Money Market Fund, Cl. E	1,452,966	180,364	205,980	1,427,350
Oppenheimer International Bond Fund, Cl. Y	768,448	157,966	39,906	886,508
Oppenheimer International Growth Fund, Cl. Y	998,087	128,602	38,329	1,088,360
Oppenheimer International Small Company Fund, Cl. Y	123,505	15,089	5,538	133,056
Oppenheimer Limited-Term Government Fund, Cl. Y	545,954	146,288	28,783	663,459
Oppenheimer Main Street Small- & Mid-Cap Fund, Cl. Y	409,721	53,167	24,393	438,495
Oppenheimer Quest International Value Fund, Cl. Y	786,290	108,157	20,789	873,658
Oppenheimer Value Fund, Cl. Y	1,407,780	214,440	42,168	1,580,052
12 | OPPENHEIMER TRANSITION 2030 FUND

			Realized
	Value	Income	Loss

Oppenheimer Capital Appreciation Fund, Cl. Y	$24,324,641	$—	$20,218
Oppenheimer Champion Income Fund, Cl. Y	1,331,555	53,396	1,200
Oppenheimer Core Bond Fund, Cl. Y	8,976,770	208,136	625
Oppenheimer Developing Markets Fund, Cl. Y	8,285,662	—	11,792
Oppenheimer Institutional Money Market Fund, Cl. E	1,427,350	1,179	—
Oppenheimer International Bond Fund, Cl. Y	6,001,661	111,233	4,715
Oppenheimer International Growth Fund, Cl. Y	30,321,719	—	26,647
Oppenheimer International Small Company Fund, Cl. Y	2,901,945	—	8,808
Oppenheimer Limited-Term Government Fund, Cl. Y	6,209,980	88,388	1,852
Oppenheimer Main Street Small- & Mid-Cap Fund, Cl. Y	8,897,064	—	4,148
Oppenheimer Quest International Value Fund, Cl. Y	12,886,459	—	24,753
Oppenheimer Value Fund, Cl. Y	33,260,103	—	52,766

	$144,824,909	$462,332	$157,524

2.	Rate shown is the 7-day yield as of August 31, 2011.

3.	Non-income producing security.
Valuation Inputs
Various data inputs are used in determining the value of each of the Fund’s investments as of the reporting period end. These data inputs are categorized in the following hierarchy under applicable financial accounting standards:
1)	Level 1—unadjusted quoted prices in active markets for identical assets or liabilities (including securities actively traded on a securities exchange)

2)	Level 2—inputs other than unadjusted quoted prices that are observable for the asset or liability (such as unadjusted quoted prices for similar assets and market corroborated inputs such as interest rates, prepayment speeds, credit risks, etc.)

3)	Level 3—significant unobservable inputs (including the Manager’s own judgments about assumptions that market participants would use in pricing the asset or liability).
The table below categorizes amounts that are included in the Fund’s Statement of Assets and Liabilities as of August 31, 2011 based on valuation input level:

			Level 3—
	Level 1—	Level 2—	Significant
	Unadjusted	Other Significant	Unobservable
	Quoted Prices	Observable Inputs	Inputs	Value

Assets Table
Investments, at Value:
Investment Companies	$144,824,909	$—	$—	$144,824,909

Total Assets	$144,824,909	$—	$—	$144,824,909

Currency contracts and forwards, if any, are reported at their unrealized appreciation/depreciation at measurement date, which represents the change in the contract’s value from trade date. Futures, if any, are reported at their variation margin at measurement date, which represents the amount due to/from the Fund at that date. All additional assets and liabilities included in the above table are reported at their market value at measurement date.
See the accompanying Notes for further discussion of the methods used in determining value of the Fund’s investments, and a summary of changes to the valuation methodologies, if any, during the reporting period.
See accompanying Notes to Financial Statements.
13 | OPPENHEIMER TRANSITION 2030 FUND

STATEMENT OF ASSETS AND LIABILITIES Unaudited

August 31, 2011

Assets
Investments, at value—affiliated companies (cost $128,938,267)—see accompanying
statement of investments	$144,824,909

Cash	99,400

Receivables and other assets:
Shares of beneficial interest sold	292,524
Dividends	78,463
Other	5,835

Total assets	145,301,131

Liabilities
Payables and other liabilities:
Investments purchased	173,619
Shares of beneficial interest redeemed	78,346
Distribution and service plan fees	30,735
Transfer and shareholder servicing agent fees	26,065
Legal, auditing and other professional fees	17,735
Shareholder communications	10,736
Trustees’ compensation	2,469
Other	511

Total liabilities	340,216

Net Assets	$144,960,915

Composition of Net Assets
Par value of shares of beneficial interest	$16,857

Additional paid-in capital	138,391,694

Accumulated net investment income	331,637

Accumulated net realized loss on investments	(9,665,915)

Net unrealized appreciation on investments	15,886,642

Net Assets	$144,960,915

14 | OPPENHEIMER TRANSITION 2030 FUND

Net Asset Value Per Share
Class A Shares:
Net asset value and redemption price per share (based on net assets of $69,823,224 and 8,062,576 shares of beneficial interest outstanding)	$8.66
Maximum offering price per share (net asset value plus sales charge of 5.75% of offering price)	$9.19

Class B Shares:
Net asset value, redemption price (excludes applicable contingent deferred sales charge) and offering price per share (based on net assets of $10,390,153 and 1,228,067 shares of beneficial interest outstanding)	$8.46

Class C Shares:
Net asset value, redemption price (excludes applicable contingent deferred sales charge) and offering price per share (based on net assets of $28,726,015 and 3,392,034 shares of beneficial interest outstanding)	$8.47

Class N Shares:
Net asset value, redemption price (excludes applicable contingent deferred sales charge) and offering price per share (based on net assets of $34,519,020 and 4,003,030 shares of beneficial interest outstanding)	$8.62

Class Y Shares:
Net asset value, redemption price and offering price per share (based on net assets of $1,502,503 and 171,585 shares of beneficial interest outstanding)	$8.76
See accompanying Notes to Financial Statements.
15 | OPPENHEIMER TRANSITION 2030 FUND

STATEMENT OF OPERATIONS Unaudited

For the Six Months Ended August 31, 2011

Investment Income
Dividends from affiliated companies	$462,332

Interest	47

Total investment income	462,379

Expenses
Distribution and service plan fees:
Class A	82,290
Class B	54,405
Class C	147,731
Class N	89,806

Transfer and shareholder servicing agent fees:
Class A	72,539
Class B	14,194
Class C	32,990
Class N	30,720
Class Y	108

Shareholder communications:
Class A	11,148
Class B	3,255
Class C	3,960
Class N	1,502
Class Y	10

Trustees’ compensation	1,328

Administration service fees	750

Custodian fees and expenses	479

Other	18,630

Total expenses	565,845

Net Investment Loss	(103,466)

Realized and Unrealized Loss
Net realized loss on investments from affiliated companies	(157,524)

Net change in unrealized appreciation/depreciation on investments	(9,649,568)

Net Decrease in Net Assets Resulting from Operations	$(9,910,558)

See accompanying Notes to Financial Statements.
16 | OPPENHEIMER TRANSITION 2030 FUND

STATEMENTS OF CHANGES IN NET ASSETS

	Six Months	Year
	Ended	Ended
	August 31, 2011	February 28,
	(Unaudited)	2011

Operations
Net investment income (loss)	$(103,466)	$931,941

Net realized loss	(157,524)	(3,480,829)

Net change in unrealized appreciation/depreciation	(9,649,568)	22,302,801

Net increase (decrease) in net assets resulting from operations	(9,910,558)	19,753,913

Dividends and/or Distributions to Shareholders
Dividends from net investment income:
Class A	—	(331,117)
Class B	—	—
Class C	—	—
Class N	—	(150,434)
Class Y	—	(14,223)

	—	(495,774)

Beneficial Interest Transactions
Net increase in net assets resulting from beneficial interest transactions:
Class A	10,927,635	16,331,392
Class B	519,378	2,121,489
Class C	2,786,456	6,319,264
Class N	954,745	8,590,183
Class Y	47,431	300,288

	15,235,645	33,662,616

Net Assets
Total increase	5,325,087	52,920,755

Beginning of period	139,635,828	86,715,073

End of period (including accumulated net investment income of $331,637 and $435,103, respectively)	$144,960,915	$139,635,828

See accompanying Notes to Financial Statements.
17 | OPPENHEIMER TRANSITION 2030 FUND

FINANCIAL HIGHLIGHTS

	Six Months Ended					Year Ended
	August 31, 2011	February 28,	February 28,	February 28,	February 29,	February 28,
Class A	(Unaudited)	2011	2010	2009	2008	2007[1]

Per Share Operating Data
Net asset value, beginning of period	$9.25	$7.82	$5.15	$9.90	$10.19	$10.00

Income (loss) from investment operations:
Net investment income (loss)[2]	.01	.10	.01	.06	.10	(.01)
Net realized and unrealized gain (loss)	(.60)	1.38	2.74	(4.73)	(.17)	.20

Total from investment operations	(.59)	1.48	2.75	(4.67)	(.07)	.19

Dividends and/or distributions to shareholders:
Dividends from net investment income	—	(.05)	(.01)	(.03)	(.22)	—
Distributions from net realized gain	—	—	(.07)	(.05)	—	—

Total dividends and/or distributions to shareholders	—	(.05)	(.08)	(.08)	(.22)	—

Net asset value, end of period	$8.66	$9.25	$7.82	$5.15	$9.90	$10.19

Total Return, at Net Asset Value[3]	(6.38)%	18.96%	53.29%	(47.24)%	(0.85)%	1.90%

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$69,823	$63,606	$38,528	$15,691	$10,293	$1,491

Average net assets (in thousands)	$69,118	$48,864	$28,730	$14,554	$5,394	$1,200

Ratios to average net assets:[4]
Net investment income (loss)	0.12%	1.14%	0.18%	0.81%	0.90%	(0.58)%
Total expenses[5]	0.51%	0.58%	0.74%	0.83%	1.24%	7.62%[6]
Expenses after payments, waivers and/or reimbursements and reduction to custodian expenses	0.51%	0.58%	0.71%	0.80%	0.81%	0.80%

Portfolio turnover rate	4%	52%	11%	6%	46%	0%

1.	For the period from December 15, 2006 (commencement of operations) to February 28, 2007.

2.	Per share amounts calculated based on the average shares outstanding during the period.

3.	Assumes an initial investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

4.	Annualized for periods less than one full year.

5.	Total expenses including all underlying fund expenses were as follows:

Six Months Ended August 31, 2011	1.25%
Year Ended February 28, 2011	1.31%
Year Ended February 28, 2010	1.50%
Year Ended February 28, 2009	1.51%
Year Ended February 29, 2008	1.93%
Period Ended February 28, 2007	8.31%
6.	The fiscal 2007 total expenses ratio is higher due to the Fund’s limited operating history at February 28, 2007.
See accompanying Notes to Financial Statements.
18 | OPPENHEIMER TRANSITION 2030 FUND

	Six Months Ended					Year Ended
	August 31, 2011,	February 28	February 28,	February 28,	February 29,	February 28,
Class B	(Unaudited)	2011	2010	2009	2008	2007[1]

Per Share Operating Data
Net asset value, beginning of period	$9.07	$7.70	$5.10	$9.84	$10.17	$10.00

Income (loss) from investment operations:
Net investment income (loss)[2]	(.03)	.02	(.03)	(.02)	.04	(.03)
Net realized and unrealized gain (loss)	(.58)	1.35	2.70	(4.67)	(.19)	.20

Total from investment operations	(.61)	1.37	2.67	(4.69)	(.15)	.17

Dividends and/or distributions to shareholders:
Dividends from net investment income	—	—	—	—	(.18)	—
Distributions from net realized gain	—	—	(.07)	(.05)	—	—

Total dividends and/or distributions to shareholders	—	—	(.07)	(.05)	(.18)	—

Net asset value, end of period	$8.46	$9.07	$7.70	$5.10	$9.84	$10.17

Total Return, at Net Asset Value[3]	(6.73)%	17.79%	52.29%	(47.71)%	(1.58)%	1.70%

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$10,390	$10,606	$7,000	$3,343	$2,834	$282

Average net assets (in thousands)	$10,821	$8,579	$5,616	$3,841	$1,404	$105

Ratios to average net assets:[4]
Net investment income (loss)	(0.72)%	0.22%	(0.46)%	(0.22)%	0.37%	(1.44)%
Total expenses[5]	1.35%	1.44%	1.66%	1.70%	2.12%	16.30%[6]
Expenses after payments, waivers and/or reimbursements and reduction to custodian expenses	1.35%	1.44%	1.49%	1.57%	1.56%	1.54%

Portfolio turnover rate	4%	52%	11%	6%	46%	0%

1.	For the period from December 15, 2006 (commencement of operations) to February 28, 2007.

2.	Per share amounts calculated based on the average shares outstanding during the period.

3.	Assumes an initial investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

4.	Annualized for periods less than one full year.

5.	Total expenses including all underlying fund expenses were as follows:

Six Months Ended August 31, 2011	2.09%
Year Ended February 28, 2011	2.17%
Year Ended February 28, 2010	2.42%
Year Ended February 28, 2009	2.38%
Year Ended February 29, 2008	2.81%
Period Ended February 28, 2007	16.99%
6.	The fiscal 2007 total expenses ratio is higher due to the Fund’s limited operating history at February 28, 2007.
See accompanying Notes to Financial Statements.
19 | OPPENHEIMER TRANSITION 2030 FUND

FINANCIAL HIGHLIGHTS Continued

	Six Months Ended					Year Ended
	August 31, 2011	February 28,	February 28,	February 28,	February 29,	February 28,
Class C	(Unaudited)	2011	2010	2009	2008	2007[1]

Per Share Operating Data
Net asset value, beginning of period	$9.08	$7.69	$5.10	$9.84	$10.17	$10.00

Income (loss) from investment operations:
Net investment income (loss)[2]	(.03)	.03	(.04)	.01	.17	(.03)
Net realized and unrealized gain (loss)	(.58)	1.36	2.70	(4.70)	(.30)	.20

Total from investment operations	(.61)	1.39	2.66	(4.69)	(.13)	.17

Dividends and/or distributions to shareholders:
Dividends from net investment income	—	—	—	— [3]	(.20)	—
Distributions from net realized gain	—	—	(.07)	(.05)	—	—

Total dividends and/or distributions to shareholders	—	—	(.07)	(.05)	(.20)	—

Net asset value, end of period	$8.47	$9.08	$7.69	$5.10	$9.84	$10.17

Total Return, at Net Asset Value[4]	(6.72)%	18.08%	52.09%	(47.69)%	(1.47)%	1.70%

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$28,726	$28,003	$17,869	$8,177	$3,362	$75

Average net assets (in thousands)	$29,349	$21,943	$13,656	$6,272	$1,236	$19

Ratios to average net assets:[5]
Net investment income (loss)	(0.65)%	0.32%	(0.62)%	0.08%	1.61%	(1.42)%
Total expenses[6]	1.28%	1.35%	1.52%	1.65%	1.87%	45.81%[7]
Expenses after payments, waivers and/or reimbursements and reduction to custodian expenses	1.28%	1.35%	1.48%	1.57%	1.44%	1.52%

Portfolio turnover rate	4%	52%	11%	6%	46%	0%

1.	For the period from December 15, 2006 (commencement of operations) to February 28, 2007.

2.	Per share amounts calculated based on the average shares outstanding during the period.

3.	Less than $0.005 per share.

4.	Assumes an initial investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

5.	Annualized for periods less than one full year.

6.	Total expenses including all underlying fund expenses were as follows:

Six Months Ended August 31, 2011	2.02%
Year Ended February 28, 2011	2.08%
Year Ended February 28, 2010	2.28%
Year Ended February 28, 2009	2.33%
Year Ended February 29, 2008	2.56%
Period Ended February 28, 2007	46.50%
7.	The fiscal 2007 total expenses ratio is higher due to the Fund’s limited operating history at February 28, 2007.
See accompanying Notes to Financial Statements.
20 | OPPENHEIMER TRANSITION 2030 FUND

	Six Months Ended					Year Ended
	August 31, 2011	February 28,	February 28,	February 28,	February 29,	February 28,
Class N	(Unaudited)	2011	2010	2009	2008	2007[1]

Per Share Operating Data
Net asset value, beginning of period	$9.22	$7.80	$5.14	$9.89	$10.18	$10.00
Income (loss) from investment operations:
Net investment income (loss)[2]	— [3]	.08	— [3]	.06	.08	(.02)
Net realized and unrealized gain (loss)	(.60)	1.38	2.73	(4.73)	(.17)	.20

Total from investment operations	(.60)	1.46	2.73	(4.67)	(.09)	.18

Dividends and/or distributions to shareholders:
Dividends from net investment income	—	(.04)	— [3]	(.03)	(.20)	—
Distributions from net realized gain	—	—	(.07)	(.05)	—	—

Total dividends and/or distributions to shareholders	—	(.04)	(.07)	(.08)	(.20)	—

Net asset value, end of period	$8.62	$9.22	$7.80	$5.14	$9.89	$10.18

Total Return, at Net Asset Value[4]	(6.51)%	18.73%	53.06%	(47.33)%	(1.05)%	1.80%

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$34,519	$35,866	$22,281	$8,513	$2,256	$2

Average net assets (in thousands)	$35,622	$28,363	$16,120	$6,422	$844	$1

Ratios to average net assets:[5]
Net investment income (loss)	(0.08)%	0.94%	(0.05)%	0.81%	0.80%	(0.93)%
Total expenses[6]	0.71%	0.74%	0.87%	1.03%	1.08%	78.18%[7]
Expenses after payments, waivers and/or reimbursements and reduction to custodian expenses	0.71%	0.74%	0.86%	0.97%	1.05%	1.05%

Portfolio turnover rate	4%	52%	11%	6%	46%	0%

1.	For the period from December 15, 2006 (commencement of operations) to February 28, 2007.

2.	Per share amounts calculated based on the average shares outstanding during the period.

3.	Less than $0.005 per share.

4.	Assumes an initial investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

5.	Annualized for periods less than one full year.

6.	Total expenses including all underlying fund expenses were as follows:

Six Months Ended August 31, 2011	1.45%
Year Ended February 28, 2011	1.47%
Year Ended February 28, 2010	1.63%
Year Ended February 28, 2009	1.71%
Year Ended February 29, 2008	1.77%
Period Ended February 28, 2007	78.87%
7.	The fiscal 2007 total expenses ratio is higher due to the Fund’s limited operating history at February 28, 2007.
See accompanying Notes to Financial Statements.
21 | OPPENHEIMER TRANSITION 2030 FUND

FINANCIAL HIGHLIGHTS Continued

	Six Months Ended					Year Ended
	August 31, 2011	February 28,	February 28,	February 28,	February 29,	February 28,
Class Y	(Unaudited)	2011	2010	2009	2008	2007[1]

Per Share Operating Data
Net asset value, beginning of period	$9.33	$7.88	$5.18	$9.94	$10.19	$10.00

Income (loss) from investment operations:
Net investment income (loss)[2]	.03	.14	.06	.07	.08	—	[3]
Net realized and unrealized gain (loss)	(.60)	1.40	2.75	(4.73)	(.10)	.19

Total from investment operations	(.57)	1.54	2.81	(4.66)	(.02)	.19

Dividends and/or distributions to shareholders:
Dividends from net investment income	—	(.09)	(.04)	(.05)	(.23)	—
Distributions from net realized gain	—	—	(.07)	(.05)	—	—

Total dividends and/or distributions to shareholders	—	(.09)	(.11)	(.10)	(.23)	—

Net asset value, end of period	$8.76	$9.33	$7.88	$5.18	$9.94	$10.19

Total Return, at Net Asset Value[4]	(6.11)%	19.60%	54.14%	(46.97)%	(0.38)%	1.90%

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$1,503	$1,555	$1,037	$310	$483	$229

Average net assets (in thousands)	$1,570	$1,263	$707	$484	$393	$25

Ratios to average net assets:[5]
Net investment income (loss)	0.58%	1.63%	0.87%	0.87%	0.74%	(0.07)%
Total expenses[6]	0.04%	0.04%	0.10%	0.29%	0.39%	3.97	% [7]
Expenses after payments, waivers and/or reimbursements and reduction to custodian expenses	0.04%	0.04%	0.10%	0.27%	0.35%	0.19%

Portfolio turnover rate	4%	52%	11%	6%	46%	0%

1.	For the period from December 15, 2006 (commencement of operations) to February 28, 2007.

2.	Per share amounts calculated based on the average shares outstanding during the period.

3.	Less than $0.005 per share.

4.	Assumes an initial investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

5.	Annualized for periods less than one full year.

6.	Total expenses including all underlying fund expenses were as follows:

Six Months Ended August 31, 2011	0.78%
Year Ended February 28, 2011	0.77%
Year Ended February 28, 2010	0.86%
Year Ended February 28, 2009	0.97%
Year Ended February 29, 2008	1.08%
Period Ended February 28, 2007	4.66%
7.	The fiscal 2007 total expenses ratio is higher due to the Fund’s limited operating history at February 28, 2007.
See accompanying Notes to Financial Statements.
22 | OPPENHEIMER TRANSITION 2030 FUND

NOTES TO FINANCIAL STATEMENTS Unaudited
1. Significant Accounting Policies
Oppenheimer Transition 2030 Fund (the “Fund”) is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Fund’s investment objective is to seek total return until 2030 and then seek income and secondarily capital growth. The Fund normally invests in a portfolio consisting of other mutual funds (the “Underlying Funds”). The Fund’s investment adviser is OppenheimerFunds, Inc. (the “Manager”).
     The Fund offers Class A, Class B, Class C, Class N and Class Y shares. Class A shares are sold at their offering price, which is normally net asset value plus a front-end sales charge. Class B, Class C and Class N shares are sold without a front-end sales charge but may be subject to a contingent deferred sales charge (“CDSC”). Class N shares are sold only through retirement plans. Retirement plans that offer Class N shares may impose charges on those accounts. Class Y shares are sold to certain institutional investors or intermediaries without either a front-end sales charge or a CDSC, however, the intermediaries may impose charges on their accountholders who beneficially own Class Y shares. All classes of shares have identical rights and voting privileges with respect to the Fund in general and exclusive voting rights on matters that affect that class alone. Earnings, net assets and net asset value per share may differ due to each class having its own expenses, such as transfer and shareholder servicing agent fees and shareholder communications, directly attributable to that class. Class A, B, C and N shares have separate distribution and/or service plans under which they pay fees. Class Y shares do not pay such fees. Class B shares will automatically convert to Class A shares 72 months after the date of purchase.
     The following is a summary of significant accounting policies consistently followed by the Fund.
Securities Valuation. The Fund calculates the net asset value of its shares based upon the net asset value of the applicable Underlying Fund. For each Underlying Fund, the net asset value per share for a class of shares is determined as of the close of the New York Stock Exchange (the “Exchange”), normally 4:00 P.M. Eastern time, on each day the Exchange is open for trading by dividing the value of the Underlying Fund’s net assets attributable to that class by the number of outstanding shares of that class on that day.
     To determine their net asset values, the Underlying Funds’ assets are valued primarily on the basis of current market quotations as generally supplied by portfolio pricing services or by dealers. Such market quotations are typically based on unadjusted quoted prices in active markets for identical securities or other observable market inputs. In the absence of a current market quotation, including for assets whose values have been materially affected by what the Manager identifies as a significant event occurring before the Underlying Fund’s assets are valued but after the close of their respective exchanges, the Manager, acting through its internal valuation committee, in good faith determines the fair valuation of that Underlying Fund’s assets using consistently applied procedures under the supervision of the Board of Trustees. The methodologies used for valuing assets are not necessarily an indication of the risks associated with investing in those Underlying Funds.
23 | OPPENHEIMER TRANSITION 2030 FUND

NOTES TO FINANCIAL STATEMENTS Unaudited / Continued
1. Significant Accounting Policies Continued
     Each investment asset or liability of the Fund is assigned a level at measurement date based on the significance and source of the inputs to its valuation. Unadjusted quoted prices in active markets for identical assets or liabilities are classified as “Level 1,” observable market inputs other than unadjusted quoted prices are classified as “Level 2” and significant unobservable inputs, including the Manager’s judgment about the assumptions that a market participant would use in pricing an asset or liability, are classified as “Level 3.” The inputs used for valuing assets and liabilities are not necessarily an indication of the risks associated with investing in those assets or liabilities. A table summarizing the Fund’s investments under these levels of classification is included following the Statement of Investments.
     The Fund classifies each of its investments in those Underlying Funds which are publicly offered and reported on an exchange as Level 1, and those Underlying Funds which are not publicly offered as Level 2, without consideration as to the classification level of the specific investments held by the Underlying Funds.
     There have been no significant changes to the fair valuation methodologies of the Fund during the period.
Risks of Investing in the Underlying Funds. Each of the Underlying Funds in which the Fund invests has its own investment risks, and those risks can affect the value of the Fund’s investments and therefore the value of the Fund’s shares. To the extent that the Fund invests more of its assets in one Underlying Fund than in another, the Fund will have greater exposure to the risks of that Underlying Fund.
Investment in Oppenheimer Institutional Money Market Fund. The Fund is permitted to invest daily available cash balances in an affiliated money market fund. The Fund may invest the available cash in Class E shares of Oppenheimer Institutional Money Market Fund (“IMMF”) to seek current income while preserving liquidity. IMMF is a registered open-end management investment company, regulated as a money market fund under the Investment Company Act of 1940, as amended. The Manager is also the investment adviser of IMMF. When applicable, the Fund’s investment in IMMF is included in the Statement of Investments. As a shareholder, the Fund is subject to its proportional share of IMMF’s Class E expenses, including its management fee.
Allocation of Income, Expenses, Gains and Losses. Income, expenses (other than those attributable to a specific class), gains and losses are allocated on a daily basis to each class of shares based upon the relative proportion of net assets represented by such class. Operating expenses directly attributable to a specific class are charged against the operations of that class.
Federal Taxes. The Fund intends to comply with provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its investment company taxable income, including any net realized gain on investments not offset by capital loss carryforwards, if any, to shareholders. Therefore, no federal income
24 | OPPENHEIMER TRANSITION 2030 FUND

or excise tax provision is required. The Fund files income tax returns in U.S. federal and applicable state jurisdictions. The statute of limitations on the Fund’s tax return filings generally remain open for the three preceding fiscal reporting period ends.
During the fiscal year ended February 28, 2011, the Fund did not utilize any capital loss carryforward to offset capital gains realized in that fiscal year. As of February 28, 2011, the Fund had available for federal income tax purposes unused capital loss carryforwards as follows:

Expiring

2018	$408,883
2019	4,797,993

Total	$5,206,876

As of August 31, 2011, the Fund had available for federal income tax purposes an estimated capital loss carryforward of $5,364,400, of which $157,524 expires in 2020. This estimated capital loss carryforward represents carryforward as of the end of the last fiscal year, increased for losses deferred under tax accounting rules to the current fiscal year and is increased or decreased by capital losses or gains realized in the first six months of the current fiscal year. During the six months ended August 31, 2011, it is estimated that the Fund will not utilize capital loss carryforward to offset realized capital gains.
     Net investment income (loss) and net realized gain (loss) may differ for financial statement and tax purposes. The character of dividends and distributions made during the fiscal year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to timing of dividends and distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which the income or net realized gain was recorded by the Fund.
The aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments for federal income tax purposes as of August 31, 2011 are noted in the following table. The primary difference between book and tax appreciation or depreciation of securities and other investments, if applicable, is attributable to the tax deferral of losses or tax realization of financial statement unrealized gain or loss.

Federal tax cost of securities	$133,404,589

Gross unrealized appreciation	$11,629,675
Gross unrealized depreciation	(209,355)

Net unrealized appreciation	$11,420,320

The Regulated Investment Company Modernization Act of 2010 (the “Act”) was signed into law on December 22, 2010. The Act makes changes to a number of tax rules impacting the Fund. Although the Act provides a number of benefits, including the unlimited carryover of future capital losses, there may be a greater likelihood that all or a portion of a fund’s prior year capital loss carryovers will expire unused. In general, the provisions of the Act will be effective for the Fund’s fiscal year ending 2012. Specific information
25 | OPPENHEIMER TRANSITION 2030 FUND

NOTES TO FINANCIAL STATEMENTS Unaudited / Continued
1. Significant Accounting Policies Continued
regarding the impact of the Act on the Fund will be contained within the “Federal Taxes” section of the financial statement notes for the fiscal year ending 2012.
Trustees’ Compensation. The Fund has adopted an unfunded retirement plan (the “Plan”) for the Fund’s independent trustees. Benefits are based on years of service and fees paid to each trustee during their period of service. The Plan was frozen with respect to adding new participants effective December 31, 2006 (the “Freeze Date”) and existing Plan Participants as of the Freeze Date will continue to receive accrued benefits under the Plan. Active independent trustees as of the Freeze Date have each elected a distribution method with respect to their benefits under the Plan. During the six months ended August 31, 2011, the Fund’s projected benefit obligations, payments to retired trustees and accumulated liability were as follows:

Projected Benefit Obligations Increased	$350
Payments Made to Retired Trustees	—
Accumulated Liability as of August 31, 2011	905
The Board of Trustees has adopted a compensation deferral plan for independent trustees that enables trustees to elect to defer receipt of all or a portion of the annual compensation they are entitled to receive from the Fund. For purposes of determining the amount owed to the Trustee under the plan, deferred amounts are treated as though equal dollar amounts had been invested in shares of the Fund or in other Oppenheimer funds selected by the Trustee. The Fund purchases shares of the funds selected for deferral by the Trustee in amounts equal to his or her deemed investment, resulting in a Fund asset equal to the deferred compensation liability. Such assets are included as a component of “Other” within the asset section of the Statement of Assets and Liabilities. Deferral of trustees’ fees under the plan will not affect the net assets of the Fund, and will not materially affect the Fund’s assets, liabilities or net investment income per share. Amounts will be deferred until distributed in accordance with the compensation deferral plan.
Dividends and Distributions to Shareholders. Dividends and distributions to shareholders, which are determined in accordance with income tax regulations and may differ from U.S. generally accepted accounting principles, are recorded on the ex-dividend date. Income and capital gain distributions, if any, are declared and paid annually or at other times as deemed necessary by the Manager. The tax character of distributions is determined as of the Fund’s fiscal year end. Therefore, a portion of the Fund’s distributions made to shareholders prior to the Fund’s fiscal year end may ultimately be categorized as a tax return of capital.
Investment Income. Dividend distributions received from the Underlying Funds are recorded on the ex-dividend date. Upon receipt of notification from an Underlying Fund, and subsequent to the ex-dividend date, some of the dividend income originally recorded by the Fund may be reclassified as a tax return of capital by reducing the cost basis of
26 | OPPENHEIMER TRANSITION 2030 FUND

the Underlying Fund and/or increasing the realized gain on sales of investments in the Underlying Fund.
Custodian Fees. “Custodian fees and expenses” in the Statement of Operations may include interest expense incurred by the Fund on any cash overdrafts of its custodian account during the period. Such cash overdrafts may result from the effects of failed trades in portfolio securities and from cash outflows resulting from unanticipated shareholder redemption activity. The Fund pays interest to its custodian on such cash overdraft at a rate equal to the 1 Month LIBOR Rate plus 2.00%. The “Reduction to custodian expenses” line item, if applicable, represents earnings on cash balances maintained by the Fund during the period. Such interest expense and other custodian fees may be paid with these earnings.
Security Transactions. Security transactions are recorded on the trade date. Realized gains and losses on securities sold are determined on the basis of identified cost.
Indemnifications. The Fund’s organizational documents provide current and former trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.
Other. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.
2. Shares of Beneficial Interest
The Fund has authorized an unlimited number of $0.001 par value shares of beneficial interest of each class. Transactions in shares of beneficial interest were as follows:

	Six Months Ended August 31, 2011		Year Ended February 28, 2011
	Shares	Amount	Shares	Amount

Class A
Sold	2,223,501	$20,425,191	3,563,782	$29,799,168
Dividends and/or distributions reinvested	—	—	35,342	316,668
Redeemed	(1,039,552)	(9,497,556)	(1,647,054)	(13,784,444)

Net increase	1,183,949	$10,927,635	1,952,070	$16,331,392

27 | OPPENHEIMER TRANSITION 2030 FUND

NOTES TO FINANCIAL STATEMENTS Unaudited / Continued
2. Shares of Beneficial Interest Continued

	Six Months Ended August 31, 2011		Year Ended February 28, 2011
	Shares	Amount	Shares	Amount

Class B
Sold	170,096	$1,531,236	427,510	$3,489,549
Dividends and/or distributions reinvested	—	—	—	—
Redeemed	(111,144)	(1,011,858)	(168,028)	(1,368,060)

Net increase	58,952	$519,378	259,482	$2,121,489

Class C
Sold	810,089	$7,270,493	1,505,416	$12,331,746
Dividends and/or distributions reinvested	—	—	—	—
Redeemed	(502,899)	(4,484,037)	(742,974)	(6,012,482)

Net increase	307,190	$2,786,456	762,442	$6,319,264

Class N
Sold	748,561	$6,826,051	2,201,123	$18,365,039
Dividends and/or distributions reinvested	—	—	13,313	118,887
Redeemed	(636,851)	(5,871,306)	(1,179,939)	(9,893,743)

Net increase	111,710	$954,745	1,034,497	$8,590,183

Class Y
Sold	16,633	$157,248	70,154	$604,260
Dividends and/or distributions reinvested	—	—	1,574	14,214
Redeemed	(11,710)	(109,817)	(36,625)	(318,186)

Net increase	4,923	$47,431	35,103	$300,288

3. Purchases and Sales of Securities
The aggregate cost of purchases and proceeds from sales of securities, other than short-term obligations and investments in IMMF, for the six months ended August 31, 2011, were as follows:

	Purchases	Sales

Investment securities	$20,550,098	$5,173,983
4. Fees and Other Transactions with Affiliates
Management Fees. Under the investment advisory agreement, the Manager does not charge a management fee, but rather collects indirect management fees from the Fund’s investments in the Underlying Funds. The weighted indirect management fees collected from the Fund’s investment in the Underlying Funds, as a percent of average daily net assets of the Fund for the six months ended August 31, 2011 was 0.59%. This amount is gross of any waivers or reimbursements of management fees implemented at the Underlying Fund level.
28 | OPPENHEIMER TRANSITION 2030 FUND

Administration Service Fees. The Fund pays the Manager a fee of $1,500 per year for preparing and filing the Fund’s tax returns.
Transfer Agent Fees. OppenheimerFunds Services (“OFS”), a division of the Manager, acts as the transfer and shareholder servicing agent for the Fund. The Fund pays OFS a per account fee. For the six months ended August 31, 2011, the Fund paid $144,383 to OFS for services to the Fund.
     Additionally, Class Y shares are subject to minimum fees of $10,000 annually for assets of $10 million or more. The Class Y shares are subject to the minimum fees in the event that the per account fee does not equal or exceed the applicable minimum fees. OFS may voluntarily waive the minimum fees.
Distribution and Service Plan (12b-1) Fees. Under its General Distributor’s Agreement with the Fund, OppenheimerFunds Distributor, Inc. (the “Distributor”) acts as the Fund’s principal underwriter in the continuous public offering of the Fund’s classes of shares.
Service Plan for Class A Shares. The Fund has adopted a Service Plan (the “Plan”) for Class A shares under Rule 12b-1 of the Investment Company Act of 1940. Under the Plan, the Fund reimburses the Distributor for a portion of its costs incurred for services provided to accounts that hold Class A shares. Reimbursement is made periodically at an annual rate of up to 0.25% of the daily net assets of Class A shares of the Fund. The Distributor currently uses all of those fees to pay dealers, brokers, banks and other financial institutions periodically for providing personal service and maintenance of accounts of their customers that hold Class A shares. Any unreimbursed expenses the Distributor incurs with respect to Class A shares in any fiscal year cannot be recovered in subsequent periods. Fees incurred by the Fund under the Plan are detailed in the Statement of Operations.
Distribution and Service Plans for Class B, Class C and Class N Shares. The Fund has adopted Distribution and Service Plans (the “Plans”) for Class B, Class C and Class N shares under Rule 12b-1 of the Investment Company Act of 1940 to compensate the Distributor for its services in connection with the distribution of those shares and servicing accounts. Under the Plans, the Fund pays the Distributor an annual asset-based sales charge of 0.75% on Class B and Class C shares daily net assets and 0.25% on Class N shares daily net assets. The Distributor also receives a service fee of 0.25% per year under each plan. If either the Class B, Class C or Class N plan is terminated by the Fund or by the shareholders of a class, the Board of Trustees and its independent trustees must determine whether the Distributor shall be entitled to payment from the Fund of all or a portion of the service fee and/or asset-based sales charge in respect to shares sold prior to the effective date of such termination. Fees incurred by the Fund under the Plans are detailed in the Statement of Operations. The Distributor determines its uncompensated expenses under the Plans at calendar quarter ends. The Distributor’s aggregate uncompensated expenses under the Plans at June 30, 2011 were as follows:

Class B	$229,332
Class C	272,625
Class N	329,672
29 | OPPENHEIMER TRANSITION 2030 FUND

NOTES TO FINANCIAL STATEMENTS Unaudited / Continued
4. Fees and Other Transactions with Affiliates Continued
Sales Charges. Front-end sales charges and contingent deferred sales charges (“CDSC”) do not represent expenses of the Fund. They are deducted from the proceeds of sales of Fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. The sales charges retained by the Distributor from the sale of shares and the CDSC retained by the Distributor on the redemption of shares is shown in the following table for the period indicated.

		Class A	Class B	Class C	Class N
	Class A	Contingent	Contingent	Contingent	Contingent
	Front-End	Deferred	Deferred	Deferred	Deferred
	Sales Charges	Sales Charges	Sales Charges	Sales Charges	Sales Charges
	Retained by	Retained by	Retained by	Retained by	Retained by
Six Months Ended	Distributor	Distributor	Distributor	Distributor	Distributor

August 31, 2011	$90,295	$—	$9,483	$2,784	$704

Waivers and Reimbursements of Expenses. The Manager has voluntarily agreed to waive fees and/or reimburse the Fund for certain expenses so that the “Total expenses”, (the combined direct (Fund level) and indirect (Underlying Fund level) expenses), as a percentage of daily net assets, will not exceed the annual rate of 1.50%, 2.25%, 2.25%, 1.75% and 1.25%, for Class A, Class B, Class C, Class N and Class Y, respectively. This expense limitation does not include extraordinary expenses and other expenses not incurred in the ordinary course of the Fund’s business. This limitation will be applied after giving effect to any reimbursements by the Distributor of 12b-1 fees paid by the Fund with respect to investments in Class A shares of any Underlying Funds that do not offer Class Y shares. Notwithstanding the foregoing limits, the Manager is not required to waive or reimburse Fund expenses in excess of the amount of indirect management fees earned from investments in the Underlying Funds.
     OFS has voluntarily agreed to limit transfer and shareholder servicing agent fees for all classes to 0.35% of average annual net assets per class.
     Some of these undertakings may be modified or terminated at any time; some may not be modified or terminated until after one year from the date of the current prospectus, as indicated therein.
5. Pending Litigation
Since 2009, a number of lawsuits have been filed in federal and state courts against the Manager, the Distributor and certain Oppenheimer mutual funds (but not including the Fund) advised by the Manager and distributed by the Distributor (the “Defendant Funds”). Several of these lawsuits also name as defendants certain officers and current and former trustees of the respective Defendant Funds. The lawsuits raise claims under federal and state securities laws and state common law and allege, among other things, that the disclosure documents of the respective Defendant Fund contained misrepresentations and omissions and that the respective Defendant Fund’s investment policies were not followed. The plaintiffs in these actions seek unspecified damages, equitable relief and an award of
30 | OPPENHEIMER TRANSITION 2030 FUND

attorneys’ fees and litigation expenses. On June 1, 2011, the U.S. District Court for the District of Colorado gave preliminary approval to stipulations and agreements of settlement in certain purported class action lawsuits involving two Defendant Funds, Oppenheimer Champion Income Fund and Oppenheimer Core Bond Fund. On September 30, 2011, the court entered orders approving the settlements as fair, reasonable and adequate. The court’s approvals of the settlements are subject to potential appeal by members of the class in both actions. These settlements do not resolve any of the other outstanding lawsuits relating to Oppenheimer Champion Income Fund, Oppenheimer Core Bond Fund or other Defendant Funds.
     In 2009, what are claimed to be derivative lawsuits were filed in New Mexico state court against the Manager and a subsidiary (but not against the Fund) on behalf of the New Mexico Education Plan Trust. These lawsuits allege breach of contract, breach of fiduciary duty, negligence and violation of state securities laws, and seek compensatory damages, equitable relief and an award of attorneys’ fees and litigation expenses.
     Other lawsuits have been filed since 2008 in various state and federal courts against the Manager and certain of its affiliates by investors seeking to recover investments they allegedly lost as a result of the “Ponzi” scheme run by Bernard L. Madoff and his firm, Bernard L. Madoff Investment Securities, LLC (“BLMIS”). Plaintiffs in these suits allege that they suffered losses as a result of their investments in several funds managed by an affiliate of the Manager and assert a variety of claims, including breach of fiduciary duty, fraud, negligent misrepresentation, unjust enrichment, and violation of federal and state securities laws and regulations, among others. They seek unspecified damages, equitable relief and awards of attorneys’ fees and litigation expenses. None of the suits have named the Distributor, any of the Oppenheimer mutual funds or any of their independent Trustees or Directors as defendants. None of the Oppenheimer mutual funds invested in any funds or accounts managed by Mr. Madoff or BLMIS. On February 28, 2011, a stipulation of partial settlement of certain purported class action lawsuits relating to these matters was filed in the U.S. District Court for the Southern District of New York. On August 19, 2011, the court entered a final judgment and order of dismissal with prejudice approving the settlement as fair, reasonable and adequate. In September 2011, certain parties filed notices of appeal from the court’s order approving the settlement. On July 29, 2011, a stipulation of settlement between certain affiliates of the Manager and the Trustee appointed under the Securities Investor Protection Act to liquidate BLMIS was filed in the U.S. Bankruptcy Court for the Southern District of New York to resolve purported preference and fraudulent transfer claims by the Trustee. On September 22, 2011, the court issued a ruling approving the settlement as fair, reasonable and adequate. The court’s approval of the settlement is subject to potential appeal by claimants. The aforementioned settlements do not resolve any of the other outstanding lawsuits relating to these matters.
     On April 16, 2010, a lawsuit was filed in New York state court against the Manager, an affiliate of the Manager and AAArdvark IV Funding Limited (“AAArdvark IV”), an entity advised by the Manager’s affiliate, in connection with investments made by the plaintiffs
31 | OPPENHEIMER TRANSITION 2030 FUND

NOTES TO FINANCIAL STATEMENTS Unaudited / Continued
5. Pending Litigation Continued in AAArdvark IV. Plaintiffs allege breach of contract against the defendants and seek compensatory damages, costs and disbursements, including attorney fees. On July 15, 2011, a lawsuit was filed in New York state court against the Manager, an affiliate of the Manager and AAArdvark I Funding Limited (“AAArdvark I”), an entity advised by the Manager’s affiliate, in connection with investments made by the plaintiffs in AAArdvark I. The complaint alleges breach of contract against the defendants and seeks compensatory damages, costs and disbursements, including attorney fees.
     The Manager believes the lawsuits described above are without legal merit and, with the exception of actions it has agreed to settle, is defending against them vigorously. The Defendant Funds’ Boards of Trustees have also engaged counsel to represent the Funds and the present and former Independent Trustees named in those suits. While it is premature to render any opinion as to the outcome in these lawsuits, or whether any costs that the Defendant Funds may bear in defending the suits might not be reimbursed by insurance, the Manager believes that these suits should not impair the ability of the Manager or the Distributor to perform their respective duties to the Fund, and that the outcome of all of the suits together should not have any material effect on the operations of any of the Oppenheimer mutual funds.
32 | OPPENHEIMER TRANSITION 2030 FUND

PORTFOLIO PROXY VOTING POLICIES AND PROCEDURES; UPDATES TO STATEMENTS OF INVESTMENTS Unaudited
The Fund and each underlying fund have adopted Portfolio Proxy Voting Policies and Procedures under which the Fund and each underlying fund votes proxies relating to securities (“portfolio proxies”). A description of the Portfolio Proxy Voting Policies and Procedures is available (i) without charge, upon request, by calling the Fund toll-free at 1.800.525.7048, (ii) on the Fund’s website at oppenheimerfunds.com, and (iii) on the SEC’s website at www.sec.gov. In addition, the Fund and each underlying fund is required to file Form N-PX, with its complete proxy voting record for the 12 months ended June 30th, no later than August 31st of each year. The Fund’s voting record is available (i) without charge, upon request, by calling the Fund toll-free at 1.800.525.7048, and (ii) in the Form N-PX filing on the SEC’s website at www.sec.gov.
     The Fund files its complete schedule of portfolio holdings with the SEC for the first quarter and the third quarter of each fiscal year on Form N-Q. The Fund’s Form N-Q filings are available on the SEC’s website at www.sec.gov. Those forms may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.
Householding—Delivery of Shareholder Documents
This is to inform you about OppenheimerFunds’ “householding” policy. If more than one member of your household maintains an account in a particular fund, OppenheimerFunds will mail only one copy of the fund’s prospectus (or, if available, the fund’s summary prospectus), annual and semiannual report and privacy policy. The consolidation of these mailings, called householding, benefits your fund through reduced mailing expense, and benefits you by reducing the volume of mail you receive from OppenheimerFunds. Householding does not affect the delivery of your account statements.
     Please note that we will continue to household these mailings for as long as you remain an OppenheimerFunds shareholder, unless you request otherwise. If you prefer to receive multiple copies of these materials, please call us at 1.800.CALL-OPP (225-5677). You may also notify us in writing or via email. We will begin sending you individual copies of the prospectus (or, if available, the summary prospectus), reports and privacy policy within 30 days of receiving your request to stop householding.
33 | OPPENHEIMER TRANSITION 2030 FUND

OPPENHEIMER TRANSITION 2030 FUND

Trustees and Officers	Brian F. Wruble, Chairman of the Board of Trustees and Trustee
David K. Downes, Trustee
Matthew P. Fink, Trustee
Phillip A. Griffiths, Trustee
Mary F. Miller, Trustee
Joel W. Motley, Trustee
Mary Ann Tynan, Trustee
Joseph M. Wikler, Trustee
Peter I. Wold, Trustee
William F. Glavin, Jr., Trustee, President and Principal Executive Officer
Alan C. Gilston, Vice President
Krishna Memani, Vice President
Arthur S. Gabinet, Secretary
Christina M. Nasta, Vice President and Chief Business Officer
Mark S. Vandehey, Vice President and Chief Compliance Officer
Brian W. Wixted, Treasurer and Principal Financial & Accounting Officer
Robert G. Zack, Vice President

Manager	OppenheimerFunds, Inc.

Distributor	OppenheimerFunds Distributor, Inc.

Transfer and Shareholder Servicing Agent	OppenheimerFunds Services

Independent	KPMG llp
Registered Public
Accounting Firm

Legal Counsel	Kramer Levin Naftalis & Frankel LLP

The financial statements included herein have been taken from the records of the Fund without examination of those records by the independent registered public accounting firm.

© 2011 OppenheimerFunds, Inc. All rights reserved.
34 | OPPENHEIMER TRANSITION 2030 FUND

PRIVACY POLICY NOTICE
As an Oppenheimer fund shareholder, you are entitled to know how we protect your personal information and how we limit its disclosure.
Information Sources
We obtain nonpublic personal information about our shareholders from the following sources:
•	Applications or other forms

•	When you create a user ID and password for online account access

•	When you enroll in eDocs Direct, our electronic document delivery service

•	Your transactions with us, our affiliates or others

•	A software program on our website, often referred to as a “cookie,” which indicates which parts of our site you’ve visited

•	When you set up challenge questions to reset your password online
If you visit oppenheimerfunds.com and do not log on to the secure account information areas, we do not obtain any personal information about you. When you do log on to a secure area, we do obtain your user ID and password to identify you. We also use this information to provide you with products and services you have requested, to inform you about products and services that you may be interested in and assist you in other ways.
We do not collect personal information through our website unless you willingly provide it to us, either directly by email or in those areas of the website that request information. In order to update your personal information (including your mailing address, email address and phone number) you must first log on and visit your user profile.
If you have set your browser to warn you before accepting cookies, you will receive the warning message with each cookie. You can refuse cookies by turning them off in your browser. However, doing so may limit your access to certain sections of our website.
We use cookies to help us improve and manage our website. For example, cookies help us recognize new versus repeat visitors to the site, track the pages visited, and enable some special features on the website. This data helps us provide a better service for our website visitors.
Protection of Information
We do not disclose any non-public personal information (such as names on a customer list) about current or former customers to anyone, except as permitted by law.
Disclosure of Information
We send your financial advisor (as designated by you) copies of confirmations, account statements and other documents reporting activity in your fund accounts. We may also use details about you and your investments to help us, our financial service affiliates, or firms that jointly market their financial products and services with ours, to better serve your investment needs or suggest financial services or educational material that may be of interest to you. If this requires us to provide you with an opportunity to “opt in” or “opt out” of such information sharing with a firm not affiliated with us, you will receive notification on how to do so, before any such sharing takes place.
Right of Refusal
We will not disclose your personal information to unaffiliated third parties (except as permitted by law), unless we first offer you a reasonable opportunity to refuse or “opt out” of such disclosure.
35 | OPPENHEIMER TRANSITION 2030 FUND

Item 2. Code of Ethics.
Not applicable to semiannual reports.
Item 3. Audit Committee Financial Expert.
Not applicable to semiannual reports.
Item 4. Principal Accountant Fees and Services.
Not applicable to semiannual reports.
Item 5. Audit Committee of Listed Registrants
Not applicable.
Item 6. Schedule of Investments.
a) Not applicable. The complete schedule of investments is included in Item 1 of this Form N-CSR.
b) Not applicable.
Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.
Not applicable.
Item 8. Portfolio Managers of Closed-End Management Investment Companies.
Not applicable.
Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.
Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.
The Fund’s Governance Committee Provisions with Respect to Nominations of Directors/Trustees to the Respective Boards
1.	The Fund’s Governance Committee (the “Committee”) will evaluate potential Board candidates to assess their qualifications. The Committee shall have the authority, upon approval of the Board, to retain an executive search firm to assist in this effort. The Committee may consider recommendations by business and personal contacts of current Board members and by executive search firms which the Committee may engage from time to time and may also consider shareholder recommendations. The Committee may consider the advice and recommendation of the Funds’ investment manager and its affiliates in making the selection.
2.	The Committee shall screen candidates for Board membership. The Committee has not established specific qualifications that it believes must be met by a trustee nominee. In evaluating trustee nominees, the Committee considers, among other things, an individual’s background, skills, and experience; whether the individual is an “interested person” as defined in the Investment Company Act of 1940; and whether the individual would be deemed an “audit committee financial expert” within the meaning of applicable SEC rules. The Committee also considers whether the individual’s background, skills, and experience will complement the background, skills, and experience of other nominees and will contribute to the Board. There are no differences in the manner in which the Committee evaluates nominees for trustees based on whether the nominee is recommended by a shareholder.
3.	The Committee may consider nominations from shareholders for the Board at such times as the Committee meets to consider new nominees for the Board. The Committee shall have the sole discretion to determine the candidates to present to the Board and, in such cases where required, to shareholders. Recommendations for trustee nominees should, at a minimum, be accompanied by the following:
•	the name, address, and business, educational, and/or other pertinent background of the person being recommended;
•	a statement concerning whether the person is an “interested person” as defined in the Investment Company Act of 1940;
•	any other information that the Funds would be required to include in a proxy statement concerning the person if he or she was nominated; and
•	the name and address of the person submitting the recommendation and, if that person is a shareholder, the period for which that person held Fund shares.
The recommendation also can include any additional information which the person submitting it believes would assist the Committee in evaluating the recommendation.

4.	Shareholders should note that a person who owns securities issued by Massachusetts Mutual Life Insurance Company (the parent company of the Funds’ investment adviser) would be deemed an “interested person” under the Investment Company Act of 1940. In addition, certain other relationships with Massachusetts Mutual Life Insurance Company or its subsidiaries, with registered broker-dealers, or with the Funds’ outside legal counsel may cause a person to be deemed an “interested person.”
5.	Before the Committee decides to nominate an individual as a trustee, Committee members and other directors customarily interview the individual in person. In addition, the individual customarily is asked to complete a detailed questionnaire which is designed to elicit information which must be disclosed under SEC and stock exchange rules and to determine whether the individual is subject to any statutory disqualification from serving as a trustee of a registered investment company.
Item 11. Controls and Procedures.
Based on their evaluation of the registrant’s disclosure controls and procedures (as defined in rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c)) as of 8/31/2011, the registrant’s principal executive officer and principal financial officer found the registrant’s disclosure controls and procedures to provide reasonable assurances that information required to be disclosed by the registrant in the reports that it files under the Securities Exchange Act of 1934 (a) is accumulated and communicated to registrant’s management, including its principal executive officer and principal financial officer, to allow timely decisions regarding required disclosure, and (b) is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.
There have been no changes in the registrant’s internal controls over financial reporting that occurred during the registrant’s second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.
Item 12. Exhibits.
(a)	(1) Not applicable to semiannual reports.
(2)	Exhibits attached hereto.
(3)	Not applicable.
(b)	Exhibit attached hereto.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
Oppenheimer Transition 2030 Fund

By:	/s/ William F. Glavin, Jr.
William F. Glavin, Jr.
Principal Executive Officer

Date: 10/12/2011
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ William F. Glavin, Jr.
William F. Glavin, Jr.
Principal Executive Officer

Date: 10/12/2011

By:	/s/ Brian W. Wixted
Brian W. Wixted
Principal Financial Officer

Date: 10/12/2011